Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Assets Pledged As Collateral

The carrying amounts of the assets which the Company pledged as collateral were as follows:

		December 31,
Pledged assets	Pledged to secure	2018	2019
		(in thousands)
Restricted cash in banks(i)	Customs duties and guarantee for warranties	$91,753	35,809
Land and building	Long-term borrowings	27,696,480	28,423,642
Machinery and equipment	Long-term borrowings	37,317,602	42,968,184
		$65,105,835	71,427,635

(i) Classified as other current financial assets and other noncurrent assets by its liquidity.